Subsequent Events (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) ft²
Four Hundred Thirty West Fifteenth Street [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Description	430 West 15th Street—New York, NYOn February 1, 2016, the Account purchased the leasehold interest in a 98,087 square foot, eight-story office property located in New York, New York for $108.4 million. At the time of purchase, the property was 100% leased
Subsequent Event, Date	Feb. 01, 2016
Area of Real Estate Property | ft²	98,087
Payments to Acquire Real Estate	$ 108.4
Percentage of Property Leased	100.00%
Residences at Rivers Edge [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Description	Residences at Rivers Edge—Medford, MAOn February 12, 2016, the Account sold a multi-family property located in Medford, Massachusetts for a net sales price of $89.4 million, resulting in a realized gain of $8.2 million from the sale, the majority of which had been previously recognized as unrealized gains in the Account’s consolidated statements of operations. The Account’s cost basis in the property at the date of sale was $81.2 million.
Subsequent Event, Date	Feb. 12, 2016
Sales of Real Estate	$ 89.4
Gains (Losses) on Sales of Other Real Estate	8.2
Cost Basis of Real Estate	$ 81.2